Pro-forma Capitalization of Company Assuming Private Placement and Sprint APA Deposit (Detail) (USD $)	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Mar. 31, 2012
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Cash and cash equivalents	$ 122,729,111	$ 45,679	$ 28,808	$ 194,938	$ 29,135
Stockholders' equity (deficiency)
Common stock	1,247	12
Preferred stock		20,525,999		20,516,999
Additional paid-in capital	252,192,288	2,209,584
Accumulated deficit	(36,075,626)	(26,943,011)		(25,731,190)
Total stockholders' equity (deficiency)	216,117,909	(4,207,416)		(3,083,652)	(1,933,672)
Pro Forma [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Cash and cash equivalents		7,212,140
Restricted cash		182,165,400
Long-term deposit		13,500,000
Stockholders' equity (deficiency)
Common stock		1,183
Additional paid-in capital		225,566,273
Accumulated deficit		(26,943,011)
Total stockholders' equity (deficiency)		198,624,445
Originally reported [Member]
Stockholders' equity (deficiency)
Common stock		1,182,962		1,182,962
Additional paid-in capital		1,026,634		947,577
Total stockholders' equity (deficiency)		$ (4,207,416)